Schedule of changes in impairment of trade accounts receivables (Details) - Accumulated impairment [member] - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Trade receivables impairment provision at the beginning of the year	$ (3,179)	$ (2,337)
Additions	(1,586)	(2,643)
Reversals	1,206	1,288
Foreign exchange gains	94	513
Trade receivable impairment provision at the end of the year	$ (3,465)	$ (3,179)